Other assets - Non-current and current assets (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Other assets abstract
Guarantees and deposits given - Non-Current	$ 10,290	$ 1,100
Guarantees and deposits given - Current	253	9
Guarantees and deposits given - Total	10,543	1,109
Prepayments and accrued income - Non-Current		10
Prepayments and accrued income - Current	10,656	13,415
Prepayments and accrued income - Total	10,656	13,425
Other assets - Non-Current	1,614	487
Other assets - Current	9,805	10,252
Other assets - Total	11,419	10,739
Non-Current	11,904	1,597
Current	20,714	23,676
Total	$ 32,618	$ 25,273